Leases - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Mar. 31, 2024
Leases, Assets And Liabilities [Abstract]
Impairment loss recognised in profit or loss	$ 8.4	$ 2.8
Lease payments not included in the measurement of lease liabilities	$ 55.6	$ 40.5	$ 39.6